Equity (Details) - Schedule of Regulatory Capital Financial Instruments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Balances as of January 01,	$ 609,627	$ 608,721	$ 590,247
New issuances	0	0	0
Accrued inflation adjustment due to UF	0	0	0
Other movements (discounts, hedges)	1,473	906	18,474
Balances as of December 31,	$ 611,100	$ 609,627	$ 608,721